Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Global Research Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	0.72%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.21%
Class C
Operating Expenses:
Management Fees	0.72%	[1]
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.89%
Class S
Operating Expenses:
Management Fees	0.72%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.24%
Class I
Operating Expenses:
Management Fees	0.72%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.81%
Class N
Operating Expenses:
Management Fees	0.72%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.76%
Class R
Operating Expenses:
Management Fees	0.72%	[1]
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.54%
Class T
Operating Expenses:
Management Fees	0.72%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.99%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.